COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term Purchase Commitment [Line Items]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 4
Guaranteed operating lease commitments	678	$ 52
Research and development, net	2,956	1,927	$ 1,744
Royalty Bearing Joint Research and License Agreement [Member] | YEDA [Member]
Long-term Purchase Commitment [Line Items]
Amount paid	10
Accrued payable amount	80
Facilities [Member]
Long-term Purchase Commitment [Line Items]
Operating leases expense	725	511	365
Motor vehicles [Member]
Long-term Purchase Commitment [Line Items]
Operating leases expense	39	52	81
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	560
Research and development, net	47	47	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	424
Maintenance fees/royalties, noncurrent	229
Research and development, net	37	41	40
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	170
Research and development, net	12	10	12
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	261
Maintenance fees/royalties, noncurrent	114
Research and development, net	18	20	20
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	420
Research and development, net	35	35	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	280
Research and development, net	24	24	$ 24
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	131	149
Ramot [Member]
Long-term Purchase Commitment [Line Items]
Grants received	$ 18	$ 148